Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Entity Registrant Name	CERAGON NETWORKS LTD.
Entity Central Index Key	0001119769
Document Type	20-F
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Entity File Number	0-30862
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	3 Uri Ariav st., Bldg. A (7th Floor) PO Box 112
Entity Address, City or Town	Rosh Ha’Ayin
Entity Address Country	IL
Entity Address, Postal Zip Code	4810002
Title of 12(b) Security	Ordinary Shares, Par Value NIS 0.01
Trading Symbol	CRNT
Name of Exchange on which Security is Registered	NASDAQ
Entity Common Stock, Shares Outstanding	85,418,321
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Auditor Attestation Flag	true
Entity Shell Company	false
Auditor Firm ID	1281
Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Location	Tel-Aviv, Israel
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Contact Personnel Name	Hadar Vismunski Weinberg
Entity Address, Address Line One	3 Uri Ariav st., Bldg. A (7thFloor) PO Box 112
Entity Address, City or Town	Rosh Ha’Ayin
Entity Address Country	IL
Entity Address, Postal Zip Code	4810002
City Area Code	972
Local Phone Number	3-543-1369
Contact Personnel Fax Number	3-543-1600